Investments - Summary of Net Investment Income (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Net Investment Income [Line Items]
Total investment income		$ 1,136.9	$ 1,422.0	$ 1,323.5
Investment expenses		(35.6)	(45.5)	(39.4)
Closed Block, Net Investment Income		0.0	(170.7)	0.0
Net investment income		1,101.3	1,205.8	1,284.1
Predecessor Company
Net Investment Income [Line Items]
Total investment income	$ 113.0
Investment expenses	(3.3)
Closed Block, Net Investment Income	0.0
Net investment income	109.7
Fixed maturities – AFS
Net Investment Income [Line Items]
Total investment income		915.3	1,104.3	1,055.8
Fixed maturities – AFS | Predecessor Company
Net Investment Income [Line Items]
Total investment income	95.5
Fixed maturities – Trading
Net Investment Income [Line Items]
Total investment income		0.0	11.2	0.0
Fixed maturities – Trading | Predecessor Company
Net Investment Income [Line Items]
Total investment income	0.0
Marketable equity securities
Net Investment Income [Line Items]
Total investment income		19.4	12.9	17.9
Marketable equity securities | Predecessor Company
Net Investment Income [Line Items]
Total investment income	0.3
Mortgage loans
Net Investment Income [Line Items]
Total investment income		195.1	277.8	239.9
Mortgage loans | Predecessor Company
Net Investment Income [Line Items]
Total investment income	21.3
Other
Net Investment Income [Line Items]
Total investment income		$ 7.1	$ 15.8	$ 9.9
Other | Predecessor Company
Net Investment Income [Line Items]
Total investment income	$ (4.1)